Significant Accounting Policies (Detail Textuals) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 CNY (¥)
Related Party Transaction [Line Items]
Exchange rate (US$1.00)	6.8755			6.8755
Cash at bank and demand deposits	¥ 504,200	¥ 34,400		$ 73,500	$ 5,300
Cash and cash equivalents	578,558	66,695	¥ 24,785	84,148	$ 9,700	¥ 11,405
Restricted cash		11,108
Changes in restricted cash	11,100	11,100
Short-term investments		4,000
Other non-current assets	10,267	1,349		$ 1,493
Advertising and promotional expenses	238,000	134,200	61,000
Rental costs for auto show venues	67,000	31,000	5,100
Rental expenses for office space	6,600	6,600	10,400
Employee benefits	¥ 24,610	10,844	¥ 8,152
Depreciation methods	straight-line method
Other non-current assets
Related Party Transaction [Line Items]
Upfront issuance costs	¥ 700	1,300
PRC subsidiaries, VIEs
Related Party Transaction [Line Items]
Cash and cash equivalents	¥ 74,400	¥ 32,200
Percentage of cash and cash equivalents held y subsidiaries	12.90%	48.30%